UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ];          Amendment Number:___
         This Amendment (Check only one):     [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berkshire Capital Holdings, Inc.
Address:  475 Milan Drive
          Suite 103
          San Jose, California 95134-2453

Form 13F File Number: 28-6289

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm R. Fobes III
Title:  President
Phone:  (408) 526-0707

Signature, Place, and Date of Signing:

/s/ Malcolm R. Fobes III   San Jose, California    11/15/01
------------------------   --------------------    -------
      [Signature]             [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                35
                                              -----------
Form 13F Information Table Value Total:       $    51,645
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
                                               Berkshire Capital Holdings, Inc.
                                                           FORM 13F
                                                        As of 09/30/01

                                                                                                                VOTING AUTHORITY
                             TITLE OF             FAIR MARKET   SHARES/   SH/  PUT/   INVESTMENT    OTHER     ---------------------
 NAME OF ISSUER               CLASS     CUSIP    VALUE (000's)  PRN AMT   PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Altera Corp.                   COM    021441100      1,242      75,850    SH            SOLE                  75,850
Analog Devices, Inc.           COM    032654105        900      27,515    SH            SOLE                  27,515
Applied Materials, Inc.        COM    038222105      2,528      88,900    SH            SOLE                  88,900
Applied Micro Circuits Corp.   COM    03822W109        645      92,330    SH            SOLE                  92,330
BEA Systems, Inc.              COM    073325102      2,124     221,470    SH            SOLE                 221,470
Broadcom Corp.                 COM    111320107        997      49,100    SH            SOLE                  49,100
Brocade Comm Systems, Inc.     COM    111621108      2,658     189,461    SH            SOLE                 189,461
Check Point Software Tech      COM    M22465104      1,590      72,197    SH            SOLE                  72,197
Cisco Systems, Inc.            COM    17275R102      2,770     227,450    SH            SOLE                 227,450
EMC Corp.                      COM    268648102      2,726     232,039    SH            SOLE                 232,039
Emulex Corp.                   COM    292475209      1,091     114,750    SH            SOLE                 114,750
Enterasys Networks, Inc.       COM    293637104      1,127     174,800    SH            SOLE                 174,800
Extreme Networks, Inc.         COM    30226D106        486      70,300    SH            SOLE                  70,300
Genesis Microchip, Inc.        COM    371933102      1,000      35,525    SH            SOLE                  35,525
Integrated Device Technology   COM    458118106      3,314     164,700    SH            SOLE                 164,700
Juniper Networks, Inc.         COM    48203R104      1,973     203,352    SH            SOLE                 203,352
KLA Tencor Corp.               COM    482480100        196       6,200    SH            SOLE                   6,200
Linear Technology Corp.        COM    535678106        820      25,000    SH            SOLE                  25,000
Marvell Technology Group       COM    G5876H105        931      64,900    SH            SOLE                  64,900
Maxim Integrated Products      COM    57772K101      2,295      65,670    SH            SOLE                  65,670
Novellus Systems, Inc.         COM    670008101      2,273      79,590    SH            SOLE                  79,590
Openwave Systems, Inc.         COM    683718100      1,644     128,950    SH            SOLE                 128,950
PeopleSoft, Inc.               COM    712713106      1,448      80,290    SH            SOLE                  80,290
PMC-Sierra, Inc.               COM    69344F106      1,014      98,700    SH            SOLE                  98,700
Qualcomm, Inc.                 COM    747525103      1,551      32,630    SH            SOLE                  32,630
RF Micro Devices, Inc.         COM    749941100      1,964     118,290    SH            SOLE                 118,290
Riverstone Networks, Inc.      COM    769320102        787     149,860    SH            SOLE                 149,860
Semtech Corp.                  COM    816850101      2,591      91,310    SH            SOLE                  91,310
Siebel Systems, Inc.           COM    826170102      1,348     103,605    SH            SOLE                 103,605
Texas Instruments, Inc.        COM    882508104        603      24,150    SH            SOLE                  24,150
TriQuint Semiconductor, Inc.   COM    89674K103      1,609     100,650    SH            SOLE                 100,650
VeriSign Inc.                  COM    92343E102      2,261      53,970    SH            SOLE                  53,970
VERITAS Software Corp.         COM    923436109        679      36,800    SH            SOLE                  36,800
Vitesse Semiconductor Corp.    COM    928497106        226      29,200    SH            SOLE                  29,200
Xilinx, Inc.                   COM    983919101        232       9,870    SH            SOLE                   9,870

REPORT SUMMARY:                 35                  51,645

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